SHAREHOLDERS' EQUITY (Schedule Of Share Based Compensation Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation income	$ 1,557	$ 1,947	$ 2,436
Cost of Sales [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation income	94	25	36
Research and Development Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation income	179	63	21
Selling and Marketing Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation income	1,158	1,817	2,277
General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation income	$ 126	$ 42	$ 102